Document And Entity Information	6 Months Ended
Jun. 30, 2016
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2016
Entity Registrant Name	FORM Holdings Corp.
Entity Central Index Key	0001410428
Entity Filer Category	Smaller Reporting Company
Trading Symbol	FH